SHAREHOLDERS' EQUITY (Schedule of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of shares
Unvested as of December 31, 2018 | shares	2,090,512
Granted | shares	1,182,364
Vested | shares	(952,715)
Forfeited | shares	(195,731)
Unvested as of December 31, 2019 | shares	2,124,430
Weighted average grant date fair value
Unvested as of December 31, 2018 | $ / shares	$ 66.53
Granted | $ / shares	125.47
Vested | $ / shares	65.50
Forfeited | $ / shares	80.88
Unvested as of December 31, 2019 | $ / shares	$ 98.50